Note 26 - Derivative financial instruments - Net Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	$ 9,801	$ 30,805
Derivatives with negative fair values	(11,150)	(7,127)
Total	(1,349)	23,678
Derivatives hedging borrowings and investments [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values		6,480
Other derivatives [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	9,801	24,325
Derivatives with negative fair values	$ (11,150)	$ (7,127)